ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Narrative (Details)							1 Months Ended	12 Months Ended
		Mar. 13, 2024 USD ($) shares	Mar. 08, 2024	Mar. 19, 2023 $ / shares shares	Aug. 17, 2022 USD ($) shares	Jun. 22, 2022 shares	May 31, 2023 USD ($) vote day $ / shares shares	Dec. 31, 2024 USD ($) vote $ / shares shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)								839,999,998
Shares authorized (in shares)								6,666,666		6,666,666
Shares outstanding (in shares)	[1]							5,000,000		5,000,000		0	33,866,582
Reverse share split			0.0833			0.0054
Number of shares of common stock issued (in shares)						2,916,666
Other expenses, net | $								$ (487,962,000)		$ (156,768,000)		$ (24,869,000)
Warrant extension term				3 years
Temporary equity, new issues (in shares)							5,000,000			5,000,000	[1]
Settlement of share-based compensation in satisfaction of tax withholding requirements | $							$ 75,000,000	0		$ 74,250,000		0
Issuance of preferred share | $							74,250,000	$ 74,250,000	[2]	$ 74,250,000	[2]	$ 0	$ 307,047,000
Temporary equity, gross | $							75,000,000
Temporary equity, issuance costs | $							$ 750,000
Number of shares of class A ordinary shares issued upon conversion of preferred share (in shares)							1
Preferred shares, mandatory conversion term							6 years
Preferred shares, number of trading days immediately preceding date of written notice | day							30
Preferred shares, conversion, notification period							5 years
Preferred shares conversion upon milestone achievement							10 days
Preferred shares, liquidation, percentage of issue price								3.00%
Preferred shares, liquidation, multiple of issue price								200.00%
Triggering Event, One
Class of Stock [Line Items]
Original issue price, multiple							200.00%
Multiple of original issue price							3.5
VWAP Average term							2 years
Triggering event, Two
Class of Stock [Line Items]
Original issue price, multiple							200.00%
Multiple of original issue price							2.5
VWAP Average term							5 years
Triggering event, Two | Maximum
Class of Stock [Line Items]
Original issue price, multiple							200.00%
Triggering event, Two | Minimum
Class of Stock [Line Items]
Original issue price, multiple							25.00%
Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		7,500,000
Net proceeds | $		$ 90,000,000
Ordinary share warrants | Warrants Expiring March 2031
Class of Stock [Line Items]
Warrants outstanding (in shares)								433,942
Warrant purchase price (in dollars per share) | $ / shares								$ 0.00006
Ordinary share warrants | Warrants Expiring June 2030
Class of Stock [Line Items]
Warrants outstanding (in shares)								192,900
Warrant purchase price (in dollars per share) | $ / shares								$ 0.0006
Ordinary share warrants | Warrants Expiring March 2032
Class of Stock [Line Items]
Warrants outstanding (in shares)				220,000				220,000
Warrant purchase price (in dollars per share) | $ / shares				$ 0.12				$ 0.12
Ordinary share warrants | Warrants Expiring September 2034
Class of Stock [Line Items]
Warrants outstanding (in shares)								296,850
Warrant purchase price (in dollars per share) | $ / shares								$ 0.01
Ordinary share warrants | Warrants Expiring June 2027
Class of Stock [Line Items]
Warrants outstanding (in shares)								1,229,166
Warrant purchase price (in dollars per share) | $ / shares								$ 138
Common Class A
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)								666,666,666		666,666,666
Ordinary shares, outstanding (in shares)								61,227,672		49,390,936
Ordinary shares, voting rights, votes per share | vote							1	1
Common Class A | B. Riley Principal Capital II, LLC
Class of Stock [Line Items]
Other expenses, net | $					$ 1,000,000
Common Class A | B. Riley Principal Capital II, LLC | Private Placement
Class of Stock [Line Items]
Stock purchase agreement, authorized amount | $					$ 300,000,000
Stock purchase agreement, term					24 months
Stock purchase agreement, minimum price threshold, discount rate					3.00%
Stock purchase agreement, authorized amount (in shares)					3,344,967
Stock purchase agreement, percentage of outstanding stock maximum					9.00%
Number of shares of common stock issued (in shares)					3,878
Number of shares issued in transaction (in shares)								814,569		1,587,157
Net proceeds | $								$ 11,900,000		$ 27,200,000
Net proceeds, related fee expenses | $								$ 400,000		$ 700,000
Common Class B
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)								166,666,666		166,666,666
Ordinary shares, outstanding (in shares)								12,652,310		12,652,310
Ordinary shares, voting rights, votes per share | vote								10
Redeemable convertible preferred shares
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares							$ 15.00

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.